Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory income tax rate		0.00%	0.00%
Income tax benefits - Bermuda		$ 0	$ 0
Net operating loss carryforwards		0	$ 0
Provision for income taxes as result of reduction of tax rate		$ 69
Kiniksa US
Statutory income tax rate		35.00%
Kiniksa US | Forecast
Statutory income tax rate	21.00%